Reserves - Narrative (Details) - Group disability - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2010
Claims and Benefits Payable
Short duration contracts, discount rate (as a percent)			5.25%
Short duration contracts, discount	$ 16,479	$ 18,195
Minimum
Claims and Benefits Payable
Short duration contracts, discount rate (as a percent)	4.25%	4.25%
Maximum
Claims and Benefits Payable
Short duration contracts, discount rate (as a percent)	4.75%	4.75%